                        SEI INSTITUTIONAL MANAGED TRUST

                             Large Cap Growth Fund

                    Supplement Dated September 20, 2001 to the
                Class I Shares Prospectus Dated January 31, 2001

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

The Board of Trustees of SEI Institutional Managed Trust (the "Trust"), including all of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Trust, have appointed Transamerica Investment Management, LLC ("TIM"), as an additional Sub-Adviser to the Trust's Large Cap Growth Fund. TIM was approved as a Sub-Adviser at the Quarterly Meeting of the Board of Trustees held on September 17, 2001 ("Quarterly Meeting"), and its appointment does not require shareholder approval. This procedure for adding or replacing Sub-Advisers was approved by the Trust's sole initial shareholder on November 13, 1995, and was authorized by an exemptive order issued to the Trust by the U.S. Securities and Exchange Commission on April 29, 1996.

In evaluating TIM, the Trustees received written and oral information from both SEI Investments Management Corporation ("SIMC") and TIM. SIMC recommended the selection of TIM and reviewed the considerations and the search process that led to its recommendation. The Trustees also considered information about portfolio managers, investment philosophy, strategies and process, as well as other factors. In appointing TIM, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the Large Cap Growth Fund by TIM; (2) the distinct investment objective and policies of the Large Cap Growth Fund; (3) the history, reputation, qualification and background of TIM's personnel and its financial condition; (4) its performance record; and
(5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to TIM, including any benefits to be received by TIM or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement between SIMC and TIM relating to the Large Cap Growth Fund, TIM makes investment decisions for the assets of the Large Cap Growth Fund allocated to it by SIMC, and continuously reviews, supervises and administers the Large Cap Growth Fund's investment program with respect to these assets. TIM is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust, and in a manner consistent with the Large Cap Growth Fund's investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between SIMC and the Trust's other Sub-Advisers. Specifically, the duties to be performed, standard of care and termination provisions of the Agreement are similar to the other Agreements. The Sub-Advisory Agreement will remain in effect until September, 2003 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act).

In connection with the appointment of TIM as Sub-Adviser to the Large Cap Growth Fund, the "Sub-Advisers" Section on page 13 of the Prospectus is amended by inserting the following paragraph relating to TIM:

TRANSAMERICA INVESTMENT MANAGEMENT, LLC: Transamerica Investment Management, LLC ("TIM"), located at 1150 S. Olive St., 27th Floor, Los Angeles, California 90015, serves as a Sub-Adviser to the Large Cap Growth Fund. Jeffrey Van Harte, CFA, Senior Vice President, Portfolio Manager and Head of Equities, and Gary Rolle, CFA, President and Chief Investment Officer, of TIM serve as portfolio managers of a portion of the assets of the Large Cap Growth Fund. Mr. Van Harte has been with TIM and its predecessor firm since 1980 and has over 15 years of investment management experience. Mr. Rolle has been with TIM and its predecessor firm since 1967 and has over 30 years of investment management experience.

TIM is wholly-owned by Transamerica Investment Services, Inc., a subsidiary of AEGON, N.V.

Listed below are the names and principal occupations of the directors (managers) and principal executive officers of TIM. The address of TIM and the principal business address of such individuals, as it relates to their respective positions at TIM, is 1150 S. Olive St., 27th Floor, Los Angeles, CA 90015.

NAME                                                TITLE
------------------------------------------------------------------------------------------------------
Gary U. Rolle                                       President, Chief Investment Officer and Manager
------------------------------------------------------------------------------------------------------
John R. Kenney                                      Manager
------------------------------------------------------------------------------------------------------
Douglas C. Kolsrud                                  Manager
------------------------------------------------------------------------------------------------------
Patrick S. Baird                                    Manager
------------------------------------------------------------------------------------------------------
Larry N. Norman                                     Manager
------------------------------------------------------------------------------------------------------
John C. Riazzi                                      Chief Executive Officer
------------------------------------------------------------------------------------------------------

SIMC will pay TIM a fee based on a percentage of the average monthly market value of the assets of the Large Cap Growth Fund assigned to TIM.

                      ------------------------------------

At the Quarterly Meeting, the Board of Trustees of the Trust, including all of the Trustees who are not "interested persons" of the Trust, voted to terminate Provident Investment Counsel, Inc. ("PIC") as a Sub-Adviser to the Large Cap Growth Fund. The Board determined to terminate PIC based on significant changes to the investment team and poor execution of the investment process by PIC's investment team as compared to applicable benchmark indices. This termination does not require shareholder approval.

                      ------------------------------------

The prospectus is hereby amended to reflect these changes.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        SEI INSTITUTIONAL MANAGED TRUST

                             Large Cap Growth Fund
                           Tax-Managed Large Cap Fund
                                 Balanced Fund
                           Capital Appreciation Fund

                   Supplement Dated September 20, 2001 to the
                Class A Shares Prospectus Dated January 31, 2001

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

The Board of Trustees of SEI Institutional Managed Trust (the "Trust"), including all of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Trust, have appointed Transamerica Investment Management, LLC ("TIM"), as an additional Sub-Adviser to the Trust's Large Cap Growth, Tax-Managed Large Cap, Balanced and Capital Appreciation Funds (collectively, the "Funds"). TIM was approved as a Sub-Adviser at the Quarterly Meeting of the Board of Trustees held on September 17, 2001 ("Quarterly Meeting"), and its appointment does not require shareholder approval. This procedure for adding or replacing Sub-Advisers was approved by the Trust's sole initial shareholder on November 13, 1995, and was authorized by an exemptive order issued to the Trust by the U.S. Securities and Exchange Commission on April 29, 1996.

In evaluating TIM, the Trustees received written and oral information from both SEI Investments Management Corporation ("SIMC") and TIM. SIMC recommended the selection of TIM and reviewed the considerations and the search process that led to its recommendation. The Trustees also considered information about portfolio managers, investment philosophy, strategies and process, as well as other factors. In appointing TIM, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the Funds by TIM; (2) the distinct investment objective and policies of each Fund; (3) the history, reputation, qualification and background of TIM's personnel and its financial condition; (4) its performance record; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to TIM, including any benefits to be received by TIM or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement between SIMC and TIM relating to the Funds, TIM makes investment decisions for the assets of each Fund allocated to it by SIMC, and continuously reviews, supervises and administers each Fund's investment program with respect to these assets. TIM is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust, and in a manner consistent with each Fund's investment objectives, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between SIMC and the Trust's other Sub-Advisers. Specifically, the duties to be performed, standard of care and termination provisions of the Agreement are similar to the other Agreements. The Sub-Advisory Agreement will remain in effect until September, 2003 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act).

In connection with the appointment of TIM as Sub-Adviser to the Large Cap Growth Fund, the "Sub-Advisers" Section on page 23 of the Prospectus is amended by inserting the following paragraph relating to TIM:

TRANSAMERICA INVESTMENT MANAGEMENT, LLC: Transamerica Investment Management, LLC ("TIM"), located at 1150 S. Olive St., 27th Floor, Los Angeles, California 90015, serves as a Sub-Adviser to the Large Cap Growth Fund. Jeffrey Van Harte, CFA, Senior Vice President, Portfolio Manager and Head of Equities, and Gary Rolle, CFA, President and Chief Investment Officer, of TIM serve as portfolio managers of a portion of the assets of the Large Cap Growth Fund. Mr. Van Harte has been with TIM and its predecessor firm since 1980 and has over 15 years of investment management experience. Mr. Rolle has been with TIM and its predecessor firm since 1967 and has over 30 years of investment management experience.

In connection with the appointment of TIM as Sub-Adviser to the Tax-Managed Large Cap Fund, the "Sub-Advisers" Section on page 24 of the Prospectus is amended by inserting the following paragraph relating to TIM:

TRANSAMERICA INVESTMENT MANAGEMENT, LLC: Transamerica Investment Management, LLC ("TIM"), located at 1150 S. Olive St., 27th Floor, Los Angeles, California 90015, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. Jeffrey Van Harte, CFA, Senior Vice President, Portfolio Manager and Head of Equities, and Gary Rolle, CFA, President and Chief Investment Officer, of TIM serve as portfolio managers of a portion of the assets of the Tax-Managed Large Cap Fund. Mr. Van Harte has been with TIM and its predecessor firm since 1980 and has over 15 years of investment experience. Mr. Rolle has been with TIM and its predecessor firm since 1967 and has over 30 years of investment management experience.

In connection with the appointment of TIM as Sub-Adviser to the Balanced Fund, the "Sub-Advisers" Section on page 27 of the Prospectus is amended by inserting the following paragraph relating to TIM:

TRANSAMERICA INVESTMENT MANAGEMENT, LLC: Transamerica Investment Management, LLC ("TIM"), located at 1150 S. Olive St., 27th Floor, Los Angeles, California 90015, serves as Sub-Adviser to the Balanced Fund. Jeffrey Van Harte, CFA, Senior Vice President, Portfolio Manager and Head of Equities, and Gary Rolle, CFA, President and Chief Investment Officer, of TIM serve as portfolio managers of the Balanced Fund. Mr. Van Harte has been with TIM and its predecessor firm since 1980 and has over 15 years of investment experience. Mr. Rolle has been with TIM and its predecessor firm since 1967 and has over 30 years of investment management experience.

In connection with the appointment of TIM as Sub-Adviser to the Capital Appreciation Fund, the "Sub-Advisers" Section on page 27 of the Prospectus is amended by inserting the following paragraph relating to TIM:

TRANSAMERICA INVESTMENT MANAGEMENT, LLC: Transamerica Investment Management, LLC ("TIM"), located at 1150 S. Olive St., 27th Floor, Los Angeles, California 90015, serves as Sub-Adviser to the Capital Appreciation Fund. Jeffrey Van Harte, CFA, Senior Vice President, Portfolio Manager and Head of Equities, and Gary Rolle, CFA, President and Chief Investment Officer, of TIM serve as portfolio managers of the Capital Appreciation Fund. Mr. Van Harte has been with TIM and its predecessor firm since 1980 and has over 15 years of investment experience. Mr. Rolle has been with TIM and its predecessor firm since 1967 and has over 30 years of investment management experience.

TIM is wholly-owned by Transamerica Investment Services, Inc., a subsidiary of AEGON, N.V.

Listed below are the names and principal occupations of the directors (managers) and principal executive officers of TIM. The address of TIM and the principal business address of such individuals, as it relates to their respective positions at TIM, is 1150 S. Olive St., 27th Floor, Los Angeles, CA 90015.

NAME                                                TITLE
------------------------------------------------------------------------------------------------------
Gary U. Rolle                                       President, Chief Investment Officer and Manager
------------------------------------------------------------------------------------------------------
John R. Kenney                                      Manager
------------------------------------------------------------------------------------------------------
Douglas C. Kolsrud                                  Manager
------------------------------------------------------------------------------------------------------
Patrick S. Baird                                    Manager
------------------------------------------------------------------------------------------------------
Larry N. Norman                                     Manager
------------------------------------------------------------------------------------------------------
John C. Riazzi                                      Chief Executive Officer
------------------------------------------------------------------------------------------------------

SIMC will pay TIM a fee based on a percentage of the average monthly market value of the assets of each Fund assigned to TIM.
                      ------------------------------------

At the Quarterly Meeting, the Board of Trustees of the Trust, including all of the Trustees who are not "interested persons" of the Trust, voted to terminate Provident Investment Counsel, Inc. ("PIC") as a Sub-Adviser to the Funds. The Board determined to terminate PIC based on significant changes to the investment team and poor execution of the investment process by PIC's investment team compared to applicable benchmark indices. This termination does not require shareholder approval.
                      ------------------------------------

The prospectus is hereby amended to reflect these changes.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        SEI INSTITUTIONAL MANAGED TRUST

                           Tax-Managed Large Cap Fund

                   Supplement Dated September 20, 2001 to the
                Class Y Shares Prospectus Dated January 31, 2001

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

The Board of Trustees of SEI Institutional Managed Trust (the "Trust"), including all of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Trust, have appointed Transamerica Investment Management, LLC ("TIM"), as an additional Sub-Adviser to the Trust's Tax-Managed Large Cap Fund. TIM was approved as a Sub-Adviser at the Quarterly Meeting of the Board of Trustees held on September 17, 2001 ("Quarterly Meeting"), and its appointment does not require shareholder approval. This procedure for adding or replacing Sub-Advisers was approved by the Trust's sole initial shareholder on November 13, 1995, and was authorized by an exemptive order issued to the Trust by the U.S. Securities and Exchange Commission on April 29, 1996.

In evaluating TIM, the Trustees received written and oral information from both SEI Investments Management Corporation ("SIMC") and TIM. SIMC recommended the selection of TIM and reviewed the considerations and the search process that led to its recommendation. The Trustees also considered information about portfolio managers, investment philosophy, strategies and process, as well as other factors. In appointing TIM, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the Tax-Managed Large Cap Fund by TIM; (2) the distinct investment objective and policies of the Tax-Managed Large Cap Fund; (3) the history, reputation, qualification and background of TIM's personnel and its financial condition; (4) its performance record; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to TIM, including any benefits to be received by TIM or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement between SIMC and TIM relating to the Tax-Managed Large Cap Fund, TIM makes investment decisions for the assets of the Tax-Managed Large Cap Fund allocated to it by SIMC, and continuously reviews, supervises and administers the Tax-Managed Large Cap Fund's investment program with respect to these assets. TIM is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust, and in a manner consistent with the Tax-Managed Large Cap Fund's investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between SIMC and the Trust's other Sub-Advisers. Specifically, the duties to be performed, standard of care and termination provisions of the Agreement are similar to the other Agreements. The Sub-Advisory Agreement will remain in effect until September, 2003 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act).

In connection with the appointment of TIM as Sub-Adviser to the Tax-Managed Large Cap Fund, the "Sub-Advisers" Section on page 5 of the Prospectus is amended by inserting the following paragraph relating to TIM:

TRANSAMERICA INVESTMENT MANAGEMENT, LLC: Transamerica Investment Management, LLC ("TIM"), located at 1150 S. Olive St., 27th Floor, Los Angeles, California 90015, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. Jeffrey Van Harte, CFA, Senior Vice President, Portfolio Manager and Head of Equities, and Gary Rolle, CFA, President and Chief Investment Officer, of TIM serve as portfolio managers of a portion of the assets of the Tax-Managed Large Cap Fund. Mr. Van Harte has been with TIM and its predecessor firm since 1980 and has over 15 years of investment management experience. Mr. Rolle has been with TIM and its predecessor firm since 1967 and has over 30 years of investment management experience.

TIM is wholly-owned by Transamerica Investment Services, Inc., a subsidiary of AEGON, N.V.

Listed below are the names and principal occupations of the directors (managers) and principal executive officers of TIM. The address of TIM and the principal business address of such individuals, as it relates to their respective positions at TIM, is 1150 S. Olive St., 27th Floor, Los Angeles, CA 90015.

NAME                                                TITLE
------------------------------------------------------------------------------------------------------
Gary U. Rolle                                       President, Chief Investment Officer and Manager
------------------------------------------------------------------------------------------------------
John R. Kenney                                      Manager
------------------------------------------------------------------------------------------------------
Douglas C. Kolsrud                                  Manager
------------------------------------------------------------------------------------------------------
Patrick S. Baird                                    Manager
------------------------------------------------------------------------------------------------------
Larry N. Norman                                     Manager
------------------------------------------------------------------------------------------------------
John C. Riazzi                                      Chief Executive Officer
------------------------------------------------------------------------------------------------------

SIMC will pay TIM a fee based on a percentage of the average monthly market value of the assets of the Tax-Managed Large Cap Fund assigned to TIM.

                      ------------------------------------

At the Quarterly Meeting, the Board of Trustees of the Trust, including all of the Trustees who are not "interested persons" of the Trust, voted to terminate Provident Investment Counsel, Inc. ("PIC") as a Sub-Adviser to the Tax-Managed Large Cap Fund. The Board determined to terminate PIC based on significant changes to the investment team and poor execution of the investment process by PIC's investment team as compared to applicable benchmark indices. This termination does not require shareholder approval.

                      ------------------------------------

The prospectus is hereby amended to reflect these changes.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE